UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21475

                                                     RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                         Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kathleen A. Gorman

50 South Sixth Street, Suite 2350

                                             Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7128

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

December 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 94.27%
Argentina — 0.90%
85,300	Grupo Financiero Galicia SA, ADR	$5,617,005

Bangladesh — 0.97%
4,622,367	BRAC Bank Ltd.	6,034,004

Brazil — 6.09%
1,760,900	Banco Bradesco SA, ADR	18,031,616
828,200	Natura Cosmeticos SA	8,254,286
642,100	TOTVS SA	5,785,888
819,300	WEG SA	5,954,998

		38,026,788

Chile — 4.14%
1,339,344	Antofagasta Plc	18,075,866
518,786	Cia Cervecerias Unidas SA	7,778,839

		25,854,705

China — 15.47%
114,650	Alibaba Group Holding Ltd., ADR*	19,769,100
48,490	Baidu, Inc., ADR*	11,356,843
2,304,600	China Merchants Port Holdings Co. Ltd.	6,019,474
1,184,000	China Mobile Ltd.	11,972,660
1,606,000	China Resources Land Ltd.	4,711,430
859,205	Fuyao Glass Industry Group Co. Ltd., Series A	3,821,202
1,873,600	Fuyao Glass Industry Group Co. Ltd., Series H(a)	7,882,060
1,778,840	Hangzhou Hikvision Digital Technology Co. Ltd., Class A	10,641,292
923,497	Midea Group Co. Ltd., Series A	7,855,467
882,000	Ping An Insurance Group Co. of China Ltd., Series H	9,148,165
1,594,988	Weifu High-Technology Group Co. Ltd., Series B	3,411,764

		96,589,457

Hong Kong — 3.76%
2,760,800	AIA Group Ltd.	23,482,392

India — 12.03%
434,400	Dr. Reddy’s Laboratories Ltd., ADR	16,316,064
104,612	Hero MotoCorp Ltd.	6,196,334
1,038,887	Housing Development Finance Corp. Ltd.	27,819,990
585,134	Tata Consultancy Services Ltd.	24,740,583

		75,072,971

Indonesia — 3.51%
6,754,400	Bank Central Asia Tbk PT	10,897,853
88,366,900	Kalbe Farma Tbk PT	11,005,835

		21,903,688

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

Korea — 7.97%
24,891	Amorepacific Corp.	$7,075,085
470,583	Hanon Systems	6,111,718
6,663	Samsung Electronics Co. Ltd.	15,830,697
17,300	Samsung Fire & Marine Insurance Co. Ltd.	4,313,629
355,436	Shinhan Financial Group Co. Ltd.*	16,405,942

		49,737,071

Malaysia — 0.95%
1,154,900	Public Bank Berhad	5,927,267

Mexico — 0.89%
3,164,900	Kimberly-Clark de Mexico SAB de CV, Series A	5,572,477

Nigeria — 0.68%
37,421,142	Guaranty Trust Bank Plc	4,231,779

Peru — 2.45%
73,700	Credicorp Ltd.	15,287,591

Philippines — 3.00%
945,160	SM Investments Corp.	18,726,740

Russia — 0.48%
109,116	Magnit OJSC, GDR	2,969,739

South Africa — 13.22%
692,671	Clicks Group Ltd.	10,120,069
3,217,026	FirstRand Ltd.	17,415,686
442,810	Mondi Ltd.	11,408,855
134,972	Naspers Ltd., N Shares	37,394,443
346,534	Shoprite Holdings Ltd.	6,194,408

		82,533,461

Taiwan — 9.03%
977,000	Giant Manufacturing Co. Ltd.	5,355,285
657,000	MediaTek, Inc.	6,458,177
3,945,530	Standard Foods Corp.	9,801,703
3,314,000	Taiwan Semiconductor Manufacturing Co. Ltd.	25,375,547
4,232,468	Uni-President Enterprises Corp.	9,373,361

		56,364,073

Thailand — 2.52%
2,374,400	Central Pattana Public Co. Ltd. - FOR	6,208,607
4,242,400	Delta Electronics Public Co. Ltd. - FOR	9,523,800

		15,732,407

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

Turkey — 1.80%
7,055,215	Enka Insaat ve Sanayi AS	$11,225,427

United Kingdom — 2.79%
314,321	Unilever Plc	17,434,131

United States — 1.62%
2,204,900	Samsonite International SA	10,113,953

Total Common Stocks		588,437,126

(Cost $494,615,194)

Preferred Stocks — 2.38%
Korea — 2.38%
6,257	Samsung Electronics Co. Ltd.	12,184,959
16,015	Samsung Fire & Marine Insurance Co. Ltd.	2,645,279

		14,830,238

Total Preferred Stocks		14,830,238

(Cost $10,190,901)

Investment Company — 1.75%
10,934,980	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	10,934,981

Total Investment Company		10,934,981

(Cost $10,934,981)

Total Investments		$614,202,345
(Cost $515,741,076) — 98.40%

Other assets in excess of liabilities — 1.60%		9,981,659

NET ASSETS — 100.00%		$624,184,004

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

GDR - Global Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	26.80%
Information Technology	21.17%
Consumer Discretionary	14.12%
Consumer Staples	13.55%
Industrials	8.24%
Materials	4.72%
Health Care	4.38%
Telecommunication Services	1.92%
Real Estate	1.75%
Other*	3.35%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

December 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 94.43%
Bangladesh — 1.57%
61,127	Delta Brac Housing Finance Corp Ltd.	$99,801

Brazil — 7.91%
48,500	Duratex SA	134,515
18,000	Mahle-Metal Leve SA	129,529
9,100	Natura Cosmeticos SA	90,695
6,300	TOTVS SA	56,769
7,500	Wilson Sons Ltd., BDR	90,440

		501,948

Chile — 6.35%
87,960	Inversiones Aguas Metropolitanas SA	166,930
38,411	Parque Arauco SA	119,015
58,715	SONDA SA	116,781

		402,726

China — 6.21%
280,000	China Bluechemical Ltd., Class H	88,298
130,000	Goodbaby International Holdings Ltd.	71,321
111,900	Luthai Textile Co. Ltd., B Shares	121,709
44,000	Vitasoy International Holdings Ltd.	112,506

		393,834

Egypt — 1.12%
15,317	Integrated Diagnostics Holdings Plc(a)	71,224

Hong Kong — 0.91%
130,000	Public Financial Holdings Ltd.	57,383

India — 19.87%
4,386	Bajaj Holdings & Investment Ltd.	197,084
31,241	Cyient Ltd.	285,170
21,123	Godrej Industries Ltd.	200,353
34,500	Marico Ltd.	174,024
5,446	Sundaram Finance Ltd.	160,074
16,282	TI Financial Holdings Ltd.	175,064
16,282	Tube Investments of India Ltd.(b)	68,761

		1,260,530

Indonesia — 2.18%
326,500	Acset Indonusa Tbk PT	59,087
854,700	Selamat Sempurna Tbk PT	78,993

		138,080

Korea — 8.75%
15,314	DGB Financial Group, Inc.	150,693
1,581	Koh Young Technology, Inc.	121,584

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

900	Leeno Industrial, Inc.	$48,265
1,110	Loen Entertainment, Inc.	116,510
7,923	Macquarie Korea Infrastructure Fund	61,056
126	Medy-Tox, Inc.	57,033

		555,141

Malaysia — 1.87%
101,200	Bermaz Auto Berhad	54,995
14,100	LPI Capital Berhad	63,268

		118,263

Mexico — 2.97%
69,100	Corp. Inmobiliaria Vesta SAB de CV	85,890
44,100	Grupo Herdez SAB de CV	102,498

		188,388

Nigeria — 0.71%
398,727	Guaranty Trust Bank Plc	45,090

Philippines — 4.95%
315,950	Century Pacific Food, Inc.	102,394
225,000	Integrated Micro-Electronics, Inc.	84,789
25,250	Security Bank Corp.	127,008

		314,191

South Africa — 6.11%
12,000	AVI Ltd.	106,966
2,103	Cashbuild Ltd.	75,269
7,563	Clicks Group Ltd.	110,497
13,884	Oceana Group Ltd.	95,001

		387,733

Taiwan — 11.78%
26,000	Chroma ATE, Inc.	141,057
17,000	Giant Manufacturing Co. Ltd.	93,183
18,800	Pacific Hospital Supply Co. Ltd.	52,364
4,545	Poya International Co. Ltd.	56,865
64,247	Standard Foods Corp.	159,606
4,500	Voltronic Power Technology Corp.	77,760
58,027	Wistron NeWeb Corp.	166,358

		747,193

Thailand — 7.33%
52,800	Aeon Thana Sinsap Thailand Public Co. Ltd., NVDR	167,614
77,900	Delta Electronics Public Co. Ltd. - FOR	174,878
253,200	MC Group Public Co. Ltd. - FOR	122,767

		465,259

United Kingdom — 1.40%
20,321	PZ Cussons Plc	88,987

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

United States — 2.44%
33,800	Samsonite International SA	$155,042

Total Common Stocks		5,990,813

(Cost $5,072,682)

Equity Linked Security — 2.26%
Luxembourg — 2.26%
122,418	Aramex PJSC	143,229

Total Equity Linked Security		143,229

(Cost $119,044)

Preferred Stocks — 2.04%
Korea — 2.04%
835	Amorepacific Corp.	129,446

Philippines — 0.00%
58,000	Security Bank Corp.(b),(c)	116

Total Preferred Stocks		129,562

(Cost $60,306)

Investment Company — 1.32%
83,637	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	83,637

Total Investment Company		83,637

(Cost $83,637)

Total Investments		$6,347,241
(Cost $5,335,670) — 100.05%

Liabilities in excess of other assets — (0.05)%		(3,038)

NET ASSETS — 100.00%		$6,344,203

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2017 (Unaudited)

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	22.81%
Consumer Staples	20.06%
Consumer Discretionary	18.05%
Information Technology	16.09%
Materials	6.67%
Industrials	6.34%
Real Estate	3.23%
Health Care	2.85%
Utilities	2.63%
Other*	1.27%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

December 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 97.40%
Belgium — 3.02%
2,745	Anheuser-Busch InBev NV	$306,455

Germany — 3.44%
7,340	Deutsche Post AG	348,895

Hong Kong — 2.60%
30,999	AIA Group Ltd.	263,667

India — 4.61%
4,600	HDFC Bank Ltd., ADR	467,682

Ireland — 2.87%
2,450	Paddy Power Betfair Plc	291,455

Japan — 4.41%
3,200	Nidec Corp.	448,055

South Africa — 3.07%
1,126	Naspers Ltd., N Shares	311,962

Switzerland — 4.56%
1,831	Roche Holding AG	462,978

Taiwan — 3.13%
8,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	317,200

United Kingdom — 10.08%
1,105	Croda International Plc	65,872
5,219	InterContinental Hotels Group Plc	331,952
2,238	Rio Tinto Plc	117,400
11,263	St. James’s Place Plc	186,066
5,719	Unilever NV	321,996

		1,023,286

United States — 55.61%
3,600	Activision Blizzard, Inc.	227,952
278	Alphabet, Inc., Class A*	292,845
230	Amazon.com, Inc.*	268,978
9,900	Blackstone Group LP (The), MLP	316,998
1,400	Citigroup, Inc.	104,174
3,700	Danaher Corp.	343,434
4,300	EOG Resources, Inc.	464,013
3,512	Estee Lauder Cos, Inc. (The), Class A	446,867

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

4,000	First Republic Bank	$346,560
5,350	Fortive Corp.	387,073
2,131	Gartner, Inc.*	262,433
2,262	Intuit, Inc.	356,898
1,000	MarketAxess Holdings, Inc.	201,750
3,100	Microsoft Corp.	265,174
1,400	Occidental Petroleum Corp.	103,124
1,500	Sempra Energy	160,380
1,100	SVB Financial Group*	257,147
4,900	TJX Cos, Inc. (The)	374,654
2,100	UnitedHealth Group, Inc.	462,966

		5,643,420

Total Common Stocks		9,885,055

(Cost $7,687,288)

Investment Company — 1.81%
183,338	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	183,338

Total Investment Company		183,338

(Cost $183,338)

Total Investments		$10,068,393
(Cost $7,870,626) — 99.21%

Other assets in excess of liabilities — 0.79%		80,134

NET ASSETS — 100.00%		$10,148,527

*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

MLP - Master Limited Partnership

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	21.13%
Information Technology	16.97%
Consumer Discretionary	15.56%
Health Care	12.51%
Industrials	11.67%
Consumer Staples	10.59%
Energy	5.59%
Materials	1.80%
Utilities	1.58%
Other*	2.60%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

December 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 98.29%
Australia — 4.81%
84,541	Amcor Ltd.	$1,012,997
344,718	Oil Search Ltd.	2,087,133

		3,100,130

Belgium — 3.52%
20,351	Anheuser-Busch InBev NV	2,272,008

Canada — 5.27%
35,445	Enbridge, Inc.	1,386,218
100,400	Encana Corp.	1,339,466
48,000	First Quantum Minerals Ltd.	672,458

		3,398,142

China — 2.46%
4,600	NetEase, Inc., ADR	1,587,322

Denmark — 2.20%
26,429	Novo Nordisk A/S, Class B	1,420,175

France — 3.36%
20,999	Safran SA	2,165,948

Germany — 6.81%
72,884	Deutsche Post AG	3,464,427
3,957	Linde AG*	927,771

		4,392,198

Hong Kong — 4.66%
353,200	AIA Group Ltd.	3,004,195

India — 4.56%
28,883	HDFC Bank Ltd., ADR	2,936,535

Ireland — 4.59%
27,999	CRH Plc	1,007,707
16,404	Paddy Power Betfair Plc	1,951,442

		2,959,149

Japan — 13.13%
128,600	Astellas Pharma, Inc.	1,633,641
66,300	Komatsu Ltd.	2,396,064
25,400	Nidec Corp.	3,556,433
38,400	Tokyo Gas Co. Ltd.	877,380

		8,463,518

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

Korea — 2.07%
1,701	LG Chem Ltd.	$643,209
1,658	NCSoft Corp.	691,891

		1,335,100

Netherlands — 4.53%
6,732	ASML Holding NV	1,170,411
95,479	ING Groep NV	1,752,678

		2,923,089

South Africa — 5.17%
12,036	Naspers Ltd., N Shares	3,334,614

Switzerland — 10.06%
3,133	Partners Group Holding AG	2,146,710
10,332	Roche Holding AG	2,612,502
94,067	UBS Group AG	1,728,270

		6,487,482

Taiwan — 4.87%
79,218	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,140,994

Thailand — 2.28%
200,700	Kasikornbank Pcl	1,468,796

United Kingdom — 13.94%
9,232	Croda International Plc	550,343
42,269	InterContinental Hotels Group Plc	2,688,505
656,864	Lloyds Banking Group Plc	602,332
136,542	St. James’s Place Plc	2,255,688
51,355	Unilever NV	2,891,432

		8,988,300

Total Common Stocks		63,377,695

(Cost $54,254,982)

Investment Company — 5.37%
3,462,617	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	3,462,617

Total Investment Company		3,462,617

(Cost $3,462,617)

Total Investments		$66,840,312
(Cost $57,717,599) — 103.66%

Liabilities in excess of other assets — (3.66)%		(2,359,744)

NET ASSETS — 100.00%		$64,480,568

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2017 (Unaudited)

*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	24.65%
Industrials	17.96%
Consumer Discretionary	12.37%
Information Technology	10.22%
Health Care	8.79%
Consumer Staples	8.01%
Materials	7.47%
Energy	7.46%
Utilities	1.36%
Other*	1.71%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

December 31, 2017 (Unaudited)

Principal Amount		Value

Corporate Bonds — 70.03%
Basic Materials — 1.15%
$100,000	LyondellBasell Industries NV, 5.00%, 4/15/19	$102,673
200,000	Sherwin-Williams Co. (The), 2.25%, 5/15/20	199,330

		302,003

Communications — 4.57%
275,000	AT&T, Inc., (LIBOR USD 3-Month + 0.890%), 2.30%, 2/14/23(a)	277,144
305,000	AT&T, Inc., 5.20%, 3/15/20	322,391
250,000	Discovery Communications LLC, 2.95%, 3/20/23	247,419
350,000	Verizon Communications, Inc., 3.00%, 11/1/21	353,914

		1,200,868

Consumer, Cyclical — 9.98%
250,000	CVS Health Corp., 2.13%, 6/1/21	243,977
225,000	Delta Air Lines, Inc., 2.88%, 3/13/20	226,306
200,000	Ford Motor Credit Co. LLC, 2.02%, 5/3/19	199,093
250,000	Ford Motor Credit Co. LLC, 3.20%, 1/15/21	253,499
200,000	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	217,137
100,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	100,535
200,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	201,952
100,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	101,350
250,000	Hyundai Capital America, MTN, 2.50%, 3/18/19(b)	249,392
250,000	Newell Brands, Inc., 3.15%, 4/1/21	252,797
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), MTN, 2.38%, 9/28/22(a),(b)	251,143
75,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	74,944
250,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	254,173

		2,626,298

Consumer, Non-cyclical — 13.17%
100,000	Allergan Funding SCS, 3.00%, 3/12/20	100,900
100,000	Allergan Funding SCS, 3.45%, 3/15/22	101,605
200,000	Amgen, Inc., 2.65%, 5/11/22	199,462
150,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	150,753
200,000	Anthem, Inc., 2.50%, 11/21/20	199,582
250,000	Baxalta, Inc., 2.88%, 6/23/20	251,615
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 2.54%, 6/6/22(a)	125,656
250,000	Becton Dickinson and Co., 2.89%, 6/6/22	248,436
150,000	Cardinal Health, Inc., 2.62%, 6/15/22	147,493
100,000	Kraft Heinz Foods Co., 2.80%, 7/2/20	100,577
150,000	Kraft Heinz Foods Co., 5.38%, 2/10/20	158,925
250,000	Molson Coors Brewing Co., 2.10%, 7/15/21	245,033
250,000	Mylan NV, 3.00%, 12/15/18	251,337
100,000	Mylan NV, 3.15%, 6/15/21	100,558
250,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	246,065
250,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	242,899
250,000	Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	255,855

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$135,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 2.04%, 6/2/20(a)	$135,740
200,000	Tyson Foods, Inc., 2.65%, 8/15/19	200,963

		3,463,454

Energy — 8.21%
200,000	Anadarko Petroleum Corp., 8.70%, 3/15/19	214,436
100,000	BP Capital Markets Plc, (LIBOR USD 3-Month + 0.650%), 2.26%, 9/19/22(a)	101,342
150,000	BP Capital Markets Plc, (LIBOR USD 3-Month + 0.870%), 2.47%, 9/16/21(a)	152,744
100,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 2.32%, 5/15/22(a)	102,174
200,000	Enbridge Energy Partners LP, 4.20%, 9/15/21	207,898
100,000	Enterprise Products Operating LLC, 2.85%, 4/15/21	100,834
110,000	Enterprise Products Operating LLC, (LIBOR USD 3-Month + 2.680%), 7.03%, 1/15/68(a)	110,000
200,000	EOG Resources, Inc., 4.40%, 6/1/20	208,709
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	216,639
110,000	Magellan Midstream Partners LP, 4.25%, 2/1/21	114,782
200,000	ONEOK, Inc., 4.25%, 2/1/22	208,060
200,000	Spectra Energy Partners LP, 4.60%, 6/15/21	211,445
200,000	Williams Partners LP, 5.25%, 3/15/20	211,265

		2,160,328

Financial — 24.74%
275,000	Ally Financial, Inc., 3.50%, 1/27/19	276,375
300,000	American Tower Corp., REIT, 3.30%, 2/15/21	305,501
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 2.15%, 5/19/22(a),(b)	251,526
150,000	Bank of America Corp., MTN, 2.15%, 11/9/20	149,313
300,000	Bank of America Corp., (LIBOR USD 3-Month + 0.630%), MTN, 2.33%, 10/1/21(a)	299,154
200,000	Bank of Montreal, (LIBOR USD 3-Month + 0.790%), MTN, 2.25%, 8/27/21(a)	202,564
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 2.23%, 9/19/22(a)	250,309
250,000	Barclays Plc, 2.75%, 11/8/19	250,537
200,000	BNP Paribas SA, MTN, 2.95%, 5/23/22(b)	200,435
120,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.770%), 2.12%, 4/8/19(a)	120,661
150,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.190%), 2.57%, 8/2/21(a)	152,796
150,000	Citigroup, Inc., 2.65%, 10/26/20	150,502
200,000	Citigroup, Inc., 2.70%, 3/30/21	200,608
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	260,650
200,000	Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	202,405
100,000	Goldman Sachs Group, Inc. (The), 2.00%, 4/25/19	99,699
250,000	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21	251,848

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$150,000	Goldman Sachs Group, Inc. (The), GMTN, 5.38%, 3/15/20	$159,050
250,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 3.12%, 5/25/21(a)	259,437
200,000	ING Groep NV, 3.15%, 3/29/22	202,392
400,000	JPMorgan Chase & Co., MTN, 2.30%, 8/15/21	396,418
150,000	Morgan Stanley, (LIBOR USD 3-Month + 0.800%), 2.21%, 2/14/20(a)	150,598
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), MTN, 2.29%, 7/22/22(a)	201,606
250,000	Morgan Stanley, MTN, 2.75%, 5/19/22	249,082
250,000	National Australia Bank Ltd., (LIBOR USD 3-Month + 0.890%), 2.24%, 1/10/22(a),(b)	253,406
100,000	Regions Financial Corp., 2.75%, 8/14/22	99,685
250,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	250,826
250,000	Svenska Handelsbanken AB, (LIBOR USD 3-Month + 1.150%), MTN, 2.85%, 3/30/21(a)	256,807
150,000	Toronto-Dominion Bank (The), (LIBOR USD 3-Month + 1.000%), MTN, 2.35%, 4/7/21(a)	152,968
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 2.40%, 6/28/22(a)	251,723

		6,508,881

Industrial — 2.06%
100,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 2.10%, 6/6/22(a)	100,794
240,000	Packaging Corp. of America, 2.45%, 12/15/20	240,337
100,000	Rockwell Collins, Inc., 2.80%, 3/15/22	100,141
100,000	Roper Technologies, Inc., 2.80%, 12/15/21	100,176

		541,448

Technology — 3.19%
225,000	Dell International LLC / EMC Corp., 3.48%, 6/1/19(b)	227,819
100,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(b)	104,202
200,000	DXC Technology Co., 2.88%, 3/27/20	200,973
200,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	204,200
100,000	LAM Research Corp., 2.80%, 6/15/21	100,627

		837,821

Utilities — 2.96%
250,000	Exelon Corp., 2.45%, 4/15/21	248,866
255,000	Puget Energy, Inc., 6.50%, 12/15/20	282,287
250,000	Southern Co. (The), 2.35%, 7/1/21	248,517

		779,670

Total Corporate Bonds		18,420,771

(Cost $18,426,463)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 24.34%
$205,000	Ally Auto Receivables Trust, Series 2016-3, Class C, 2.32%, 10/15/21	$205,017
5,037	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	5,037
156,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.18%, 6/8/20	156,092
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	250,775
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	150,476
175,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	175,480
150,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	152,436
275,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.21%, 5/10/21	274,804
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	224,600
75,000	CarMax Auto Owner Trust, Series 2014-2, Class D, 2.58%, 11/16/20	75,156
170,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	170,055
250,000	CarMax Auto Owner Trust, Series 2015-4, Class B, 2.16%, 8/16/21	249,318
300,000	CarMax Auto Owner Trust, Series 2015-4, Class D, 3.00%, 5/16/22	301,204
250,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	248,947
190,000	CNH Equipment Trust, Series 2015-C, Class B, 2.40%, 2/15/23	189,707
165,000	CNH Equipment Trust, Series 2016-B, Class B, 2.20%, 10/15/23	163,991
20,451	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB2, Class M1, (LIBOR USD 1-Month + 0.660%), 2.21%, 4/25/36(a)	20,495
250,000	Drive Auto Receivables Trust, Series 2016-CA, Class D, 4.18%, 3/15/24(b)	256,757
225,000	Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30%, 5/17/21	224,483
250,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	251,677
285,000	Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25(b)	285,660
90,000	Ford Credit Auto Owner Trust, Series 2016-A, Class B, 1.94%, 7/15/21	89,498
170,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class C, 2.98%, 11/20/19	170,832
125,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	124,096
43,392	RASC Series Trust, Series 2005-KS9, Class M2, (LIBOR USD 1-Month + 0.430%), 1.98%, 10/25/35(a)	43,402

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$203,769	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	$204,723
46,638	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	46,688
52,530	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	52,553
200,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class D, 3.24%, 4/15/21	202,089
250,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	251,726
100,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74%, 12/15/21	100,457
250,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	253,784
100,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	100,174
235,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/22	238,499
150,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.89%, 6/15/21	149,680
350,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	343,322

Total Asset Backed Securities		6,403,690

(Cost $6,414,659)

U.S. Government Agency Backed Mortgages — 3.25%
Fannie Mae — 0.14%
5,488	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 2.50%, 10/25/31(a)	5,590
7,081	Series 2005-68, Class BC, 5.25%, 6/25/35	7,259
4,017	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 2.30%, 11/25/39(a)	4,080
18,571	Series 2012-3, Class EA, 3.50%, 10/25/29	18,803

		35,732

Freddie Mac — 3.11%
200,000	Series 2010-K7, Class B, 5.69%, 4/1/20(b),(c)	211,109
255,000	Series 2011-K13, Class B, 4.61%, 1/1/48(b),(c)	267,132
280,000	Series 2012-K709, Class B, 3.74%, 4/1/45(b),(c)	284,092
4,060	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 2.48%, 3/15/32(a)	4,140
4,112	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 2.48%, 3/15/32(a)	4,188
26,256	Series 2627, Class MW, 5.00%, 6/1/23	27,541
710	Series 3725, Class A, 3.50%, 9/1/24	712

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 3,182	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 1.98%, 11/15/40(a)	$3,197
18,438	Series 4027, Class GD, 2.00%, 10/1/25	18,350

		820,461

Total U.S. Government Agency Backed Mortgages		856,193

(Cost $863,269)

Municipal Bonds — 0.97%
Connecticut — 0.51%
135,000	City of Bridgeport CT GO, Series D, 2.84%, 7/1/19	134,812

Minnesota — 0.46%
120,000	Duluth Independent School District No 709 GO, Series A, 3.00%, 2/1/20	120,489

Total Municipal Bonds		255,301

(Cost $256,205)

Collateralized Mortgage Obligations — 0.18%
48,510	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 1.62%, 12/26/35(a),(b)	47,797

Total Collateralized Mortgage Obligations		47,797

(Cost $47,603)

Shares

Investment Company — 1.17%
307,243	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	307,243

Total Investment Company		307,243

(Cost $307,243)

Total Investments		$26,290,995
(Cost $26,315,442) — 99.94%

Other assets in excess of liabilities — 0.06%		14,983

NET ASSETS — 100.00%		$26,305,978

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2017 (Unaudited)

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2017.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Affiliated investment.

Financial futures contracts as of December 31, 2017:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Two Year	14	March 2018	$(6,821)	USD	$3,004,353	Barclays Plc
U.S. Treasury
Note
Total			$(6,821)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Five Year	13	March 2018	$8,900	USD	$1,519,032	Barclays Plc
U.S. Treasury
Note
Total			$8,900

Abbreviations used are defined below:

GMTN - Global Medium Term Note

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

December 31, 2017 (Unaudited)

Principal Amount		Value

Corporate Bonds — 64.78%
Basic Materials — 1.53%
$123,000	LyondellBasell Industries NV, 5.00%, 4/15/19	$126,288
180,000	Sherwin-Williams Co. (The), 2.25%, 5/15/20	179,397

		305,685

Communications — 3.41%
275,000	AT&T, Inc., (LIBOR USD 3-Month + 0.890%), 2.30%, 2/14/23(a)	277,144
100,000	AT&T, Inc., 5.20%, 3/15/20	105,702
150,000	Discovery Communications LLC, 2.20%, 9/20/19	149,307
150,000	Verizon Communications, Inc., (LIBOR USD 3-Month + 0.550%), 2.00%, 5/22/20(a)	150,872

		683,025

Consumer, Cyclical — 11.08%
100,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.610%), MTN, 2.15%, 9/9/21(a)	100,988
250,000	CVS Health Corp., 2.80%, 7/20/20	251,041
225,000	Delta Air Lines, Inc., 2.88%, 3/13/20	226,306
200,000	Ford Motor Credit Co. LLC, 2.02%, 5/3/19	199,093
300,000	Ford Motor Credit Co. LLC, 2.34%, 11/2/20	297,153
200,000	General Motors Financial Co., Inc., 2.40%, 5/9/19	200,049
250,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	251,338
100,000	Hyundai Capital America, MTN, 2.00%, 3/19/18(b)	99,969
250,000	Hyundai Capital America, MTN, 2.50%, 3/18/19(b)	249,391
29,000	Newell Brands, Inc., 2.60%, 3/29/19	29,099
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), MTN, 2.38%, 9/28/22(a),(b)	251,143
65,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	64,952

		2,220,522

Consumer, Non-cyclical — 8.99%
150,000	Allergan Funding SCS, 2.35%, 3/12/18	150,119
120,000	Amgen, Inc., 2.20%, 5/11/20	119,337
100,000	Anthem, Inc., 2.50%, 11/21/20	99,791
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 2.54%, 6/6/22(a)	125,656
200,000	Becton Dickinson and Co., 2.68%, 12/15/19	200,723
75,000	Cardinal Health, Inc., 1.95%, 6/14/19	74,539
150,000	Church & Dwight Co., Inc., (LIBOR USD 3-Month + 0.150%), 1.52%, 1/25/19(a)	149,955
150,000	Kraft Heinz Foods Co., 5.38%, 2/10/20	158,924
75,000	Mylan NV, 3.00%, 12/15/18	75,401
50,000	S&P Global, Inc., 2.50%, 8/15/18	50,144
150,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	148,642

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$250,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	$248,336
200,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 2.04%, 6/2/20(a)	201,096

		1,802,663

Energy — 4.82%
150,000	BP Capital Markets Plc, (LIBOR USD 3-Month + 0.870%), 2.47%, 9/16/21(a)	152,744
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 2.32%, 5/15/22(a)	153,261
150,000	Enterprise Products Operating LLC, 6.50%, 1/31/19	156,746
73,000	EOG Resources, Inc., 4.40%, 6/1/20	76,179
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	216,639
200,000	Williams Partners LP, 5.25%, 3/15/20	211,265

		966,834

Financial — 26.06%
100,000	Ally Financial, Inc., 3.50%, 1/27/19	100,500
200,000	Ally Financial, Inc., 4.75%, 9/10/18	202,500
200,000	American Tower Corp., REIT, 3.40%, 2/15/19	202,266
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 2.15%, 5/19/22(a),(b)	251,526
200,000	Bank of America Corp., (LIBOR USD 3-Month + 0.660%), GMTN, 2.02%, 7/21/21(a)	200,950
100,000	Bank of Montreal, (LIBOR USD 3-Month + 0.790%), MTN, 2.25%, 8/27/21(a)	101,282
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 2.23%, 9/19/22(a)	250,309
200,000	Barclays Plc, 2.75%, 11/8/19	200,430
250,000	Citibank NA, (LIBOR USD 3-Month + 0.500%), 2.05%, 6/12/20(a)	251,209
125,000	Citigroup, Inc., 2.15%, 7/30/18	125,078
100,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.070%), 2.59%, 12/8/21(a)	101,609
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	253,007
175,000	Goldman Sachs Group, Inc. (The), 1.95%, 7/23/19	173,979
100,000	Goldman Sachs Group, Inc. (The), 2.00%, 4/25/19	99,699
200,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 3.12%, 5/25/21(a)	207,550
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.550%), 2.09%, 3/9/21(a)	250,582
73,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.680%), 2.16%, 6/1/21(a)	73,410
150,000	Metropolitan Life Global Funding I, 2.05%, 6/12/20(b)	148,911
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), MTN, 2.29%, 7/22/22(a)	201,606
75,000	Morgan Stanley, GMTN, 2.45%, 2/1/19	75,190
150,000	Morgan Stanley, GMTN, 5.50%, 7/24/20	160,827
100,000	MUFG Union Bank NA, 2.63%, 9/26/18	100,340

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$250,000	National Australia Bank Ltd., (LIBOR USD 3-Month + 0.890%), 2.24%, 1/10/22(a),(b)	$253,406
125,000	Regions Bank/Birmingham AL, 2.25%, 9/14/18	125,136
200,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	200,661
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 2.27%, 3/14/22(a),(b)	201,931
200,000	Toronto-Dominion Bank (The), (LIBOR USD 3-Month + 1.000%), MTN, 2.35%, 4/7/21(a)	203,958
250,000	Wells Fargo & Co., (LIBOR USD 3-Month + 0.930%), 2.34%, 2/11/22(a)	253,118
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 2.40%, 6/28/22(a)	251,723

		5,222,693

Industrial — 4.65%
100,000	Caterpillar Financial Services Corp., MTN, 2.10%, 1/10/20	99,793
250,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 2.10%, 6/6/22(a)	251,985
250,000	John Deere Capital Corp., (LIBOR USD 3-Month + 0.480%), MTN, 2.00%, 9/8/22(a)	250,965
125,000	Northrop Grumman Corp., 2.08%, 10/15/20	123,981
205,000	Packaging Corp. of America, 2.45%, 12/15/20	205,287

		932,011

Technology — 3.19%
225,000	Dell International LLC / EMC Corp., 3.48%, 6/1/19(b)	227,819
200,000	DXC Technology Co., 2.88%, 3/27/20	200,973
200,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	204,200
7,000	Oracle Corp., (LIBOR USD 3-Month + 0.580%), 1.94%, 1/15/19(a)	7,036

		640,028

Utilities — 1.05%
200,000	Exelon Generation Co. LLC, 5.20%, 10/1/19	209,482

Total Corporate Bonds		12,982,943

(Cost $12,979,818)

Asset Backed Securities — 23.69%
60,000	Ally Auto Receivables Trust, Series 2014-2, Class D, 2.99%, 6/15/21	60,370
175,000	Ally Auto Receivables Trust, Series 2014-3, Class C, 2.14%, 7/15/20	175,063
185,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class E, 3.37%, 11/8/21(b)	186,683
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	150,476
210,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.51%, 1/8/21	210,583

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$230,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	$230,631
199,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D, 3.00%, 6/8/21	200,979
305,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/21	306,586
175,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	174,689
145,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	145,047
190,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	189,200
20,266	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB2, Class M1, (LIBOR USD 1-Month + 0.660%), 2.21%, 4/25/36(a)	20,310
225,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19%, 7/15/22(b)	226,711
250,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	251,677
215,000	Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25(b)	215,498
95,000	GM Financial Automobile Leasing Trust, Series 2015-2, Class B, 2.42%, 7/22/19	95,041
150,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class B, 2.32%, 11/20/19	150,149
180,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class C, 2.98%, 11/20/19	180,881
150,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	148,916
62,462	RASC Series Trust, Series 2005-KS9, Class M2, (LIBOR USD 1-Month + 0.430%), 1.98%, 10/25/35(a)	62,476
60,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class D, 2.76%, 2/18/20	60,259
52,530	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	52,553
221,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class D, 3.24%, 4/15/21	223,308
100,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class D, 3.02%, 4/15/21	100,966
231,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	232,595
250,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	253,784
145,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	145,252
150,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.89%, 6/15/21	149,680

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$150,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	$147,138

Total Asset Backed Securities		4,747,501

(Cost $4,756,164)

U.S. Government Agency Backed Mortgages — 3.94%
Fannie Mae — 1.19%
9,716	Pool #725098, 5.50%, 12/1/18	9,804
7,137	Pool #739413, 5.00%, 10/1/18	7,196
50,684	Pool #888467, 6.00%, 6/1/22	53,288
52,153	Pool #AL0202, 4.00%, 4/1/21	53,632
9,595	Series 2003-120, Class BL, 3.50%, 12/1/18	9,625
18,126	Series 2003-55, Class CD, 5.00%, 6/1/23	19,007
5,650	Series 2004-3, Class BE, 4.00%, 2/1/19	5,675
6,202	Series 2011-23, Class AB, 2.75%, 6/1/20	6,216
71,948	Series 2012-1, Class GB, 2.00%, 2/1/22	71,554

		235,997

Freddie Mac — 2.75%
200,000	Series 2010-K7, Class B, 5.69%, 4/1/20(b),(c)	211,109
220,000	Series 2012-K709, Class B, 3.74%, 4/1/45(b),(c)	223,215
5,319	Series 2649, Class QH, 4.50%, 7/1/18	5,339
4,847	Series 2675, Class CK, 4.00%, 9/1/18	4,872
6,774	Series 2761, Class CB, 4.00%, 3/1/19	6,820
29,031	Series 3710, Class AB, 2.00%, 8/1/20	28,990
45,813	Series 3726, Class BA, 2.00%, 8/1/20	45,659
28,129	Series 3852, Class EA, 4.50%, 12/1/21	28,626

		554,630

Total U.S. Government Agency Backed Mortgages		790,627

(Cost $795,126)

Municipal Bonds — 1.20%
Connecticut — 0.60%
120,000	City of Bridgeport CT GO, Series D, 2.84%, 7/1/19	119,833

Minnesota — 0.60%
120,000	Duluth Independent School District No 709 GO, Series B, 3.00%, 2/1/20	120,489

Total Municipal Bonds		240,322

(Cost $241,205)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

Collateralized Mortgage Obligations — 0.24%
$48,510	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 1.62%, 12/26/35(a),(b)	$47,797

Total Collateralized Mortgage Obligations		47,797
(Cost $47,603)

Shares

Investment Company — 6.19%
1,240,208	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	1,240,208

Total Investment Company		1,240,208

(Cost $1,240,208)

Total Investments		$20,049,398
(Cost $20,060,124) — 100.04%

Liabilities in excess of other assets — (0.04)%		(7,067)

NET ASSETS — 100.00%		$20,042,331

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2017.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Affiliated investment.

Financial futures contracts as of December 31, 2017:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year	7	March 2018	$3,480	USD	$1,502,246	Barclays Plc
U.S. Treasury
Note
Total			$3,480

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2017 (Unaudited)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2017 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 17 portfolios. This report includes the following six investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2017 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets:
Investments in Securities(a)
Emerging Markets Equity Fund	$110,664,516		$503,537,829	$ —		$614,202,345
Emerging Markets Small Cap Equity Fund	814,736		5,532,389	116	(b)	6,347,241
Global Opportunities Fund	6,611,640		3,456,753	—		10,068,393
International Opportunities Fund	14,525,610		52,314,702	—		66,840,312
Short Duration Fixed Income Fund	307,243	(c)	25,983,752	—		26,290,995
Ultra-Short Fixed Income Fund	1,240,208	(c)	18,809,190	—		20,049,398

Other Financial Instruments*
Short Duration Fixed Income Fund	8,900		—	—		8,900
Ultra-Short Fixed Income Fund	3,480		—	—		3,480

Liabilities:
Other Financial Instruments*
Short Duration Fixed Income Fund	(6,821)		—	—		(6,821)

(a)	The breakdown of the Fund’s investments by major categories or country is disclosed in the Schedules of Portfolio Investments.

(b)	See Schedule of Portfolio Investments for securities considered Level 3 and the table below for reconciliation of Level 3 investments.

(c)	Level 1 investments consist of Investment Companies.

*Other financial instruments are futures contracts which are reflected in the Schedules, and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended December 31, 2017, the Funds, except Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund, recognized no transfers to/from Level 1 or Level 2. For Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund, transfers to Level 2 from Level 1 in the amount of $11,632,802 and $410,463, respectively were due to the absence of an active trading market for the securities on December 31, 2017; securities were transferred from Level 2 to Level 1 in the amount of $141,487 for the Emerging Markets Small Cap Equity Fund since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Emerging Markets Small Cap Equity Fund
Preferred Stock–
Philippines
Balance as of 3/31/17(value)	$116
Change in unrealized appreciation (depreciation)	—*
Balance as of 12/31/17(value)	$116

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at December 31, 2017

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Level 3 security shown above include the subscription price paid by the Fund when the preferred shares were received and security-specific characteristics, including whether it may be converted into common shares. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Investment Transactions:

Investment transactions are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of December 31, 2017, the Funds held no when- issued securities.

Derivatives:

Certain Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of December 31, 2017, see the following section for financial futures contracts.

Financial Futures Contracts

The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules. Underlying collateral pledged for open futures contracts is cash at the brokers in the amount of $23,804 and $29,789 for Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively, at December 31, 2017.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of December 31, 2017, the Funds do not have any outstanding TBA commitments.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax years ended March 31 of the years 2014, 2015, 2016 and 2017 for Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund; and the tax years ended March 31 of the years 2015, 2016 and 2017 for Global Opportunities Fund and International Opportunities Fund), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2017, the International Opportunities Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $286,197, $50,297 and $82,254, respectively, and Emerging Markets Small Cap Equity Fund, Global Opportunities Fund, International Opportunities Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a long-term capital loss carryforward of $55,578, $41,327, $95,089, $56,652 and $79,136, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Equity Fund and Global Opportunities Fund deferred long-term qualified late-year capital losses of $336,667 and $(18,904), respectively and short-term qualified late-year capital losses of $165,034 and $79,875, respectively, which will be treated as arising on the first business day of the year ended March 31, 2018.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         RBC Funds Trust

By (Signature and Title)*     /s/ Kathleen A. Gorman

                                                   Kathleen A. Gorman, President and Chief Executive Officer

                                                   (principal executive officer)

Date       2/22/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Kathleen A. Gorman

                                                   Kathleen A. Gorman, President and Chief Executive Officer

                                                   (principal executive officer)

Date       2/22/2018

By (Signature and Title)*     /s/ Kathleen A. Hegna

                                                   Kathleen A. Hegna, Treasurer and Chief Financial Officer

                                                   (principal financial officer)

Date       2/22/2018

*	Print the name and title of each signing officer under his or her signature.